Application of New and Revised International Financial Reporting Standards ("IFRSs") (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jul. 01, 2019	Jun. 30, 2019
Disclosure of initial application of standards or interpretations [line items]
Lease right-of-use assets	£ 49,109
Increase in retained earnings	£ 156,313		£ 146,963
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lease right-of-use assets		£ 41,000
Lease liabilities		40,200
Decrease in prepayments		800
Decrease in accruals		700
Increase in retained earnings		£ 700